Description of Organization and Business Operations (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

(iv) Consolidated Statement of Operations for the year ended December 31, 2019	2019 (As previously reported)	(i) Weighted- average shares outstanding correction	(ii) Equity correction	2019 (As restated)
Net loss attributable to common stockholders	(30,261)	—	(3,208)	(33,469)

Net loss per common share, basic and diluted	(38.60)	2.26	—	(36.34)

Weighted-average number of shares used in computing net loss per share, basic and diluted	784	137	—	921

Consolidated Statement of Operations for the year ended December 31, 2020	2020 (As previously reported)	(i) Weighted- average shares outstanding correction	2020 (As restated)
Net loss per common share, basic and diluted	$(21.08)	$(2.86)	$(23.94)

Weighted-average number of shares used in computing net loss per share, basic and diluted	1,760	(210)	1,550

Consolidated Balance Sheet at December 31, 2019	2019 (As previously reported)	(ii) Equity correction	2019 (As restated)
Convertible preferred stock	34,746	11,460	46,206

Additional paid-in capital	9,356	(8,252)	1,104

Accumulated deficit	(42,325)	(3,208)	(45,533)

Total stockholders’ deficit	(32,969)	(11,460)	(44,429)

Consolidated Balance Sheet at December 31, 2020	2020 (As previously reported)	(ii) Equity correction	2020 (As restated)
Convertible preferred stock	99,972	11,460	111,432

Additional paid-in capital	12,409	(8,252)	4,157

Accumulated deficit	(79,434)	(3,208)	(82,642)

Total stockholders’ deficit	(66,790)	(11,460)	(78,250)

Statement of Cash Flow for the year ended December 31, 2020	2020 (As previously reported)	(iii) Purchase accounting correction	2020 (As restated)
Change in operating assets:

Accounts receivable	(13,720)	194	(13,526)

Prepaid expenses and other	1,208	(194)	1,014

Accounts payable	(2,411)	2,339	(72)

Accrued expenses and other liabilities	(870)	(2,339)	(3,209)